Share capital	12 Months Ended
Dec. 31, 2024
Disclosure of classes of share capital [abstract]
Share capital
13.	Share capital

(a)	Authorized
Unlimited number of common shares without par value.

(b)	Issued

	December 31, 2024		December 31, 2023		December 31, 2022
	Number of shares	Stated Value $	Number of shares	Stated Value $	Number of shares	Stated Value $
Common shares
Balance, beginning of year	35,586,301	242,487,728	35,230,551	235,611,237	34,596,422	227,154,731
Initial public offering, net of issuance costs	2,000,000	27,460,805	—	—	—	—
Reg A offering, net of issue costs	—	—	—	—	467,462	6,789,838
DSU exercise (Note 14)	173,958	2,733,328	25,000	400,000	166,667	1,666,668
RSU exercise (Note 14)	31,875	460,225	—	—	—	—
Option exercise (Note 14)	489,166	6,019,398	330,750	6,476,491	—	—
Warrant exercise (Note 15)	122,437	2,134,649	—	—	—	—

Balance, end of year	38,403,737	281,296,133	35,586,301	242,487,728	35,230,551	235,611,237

On October 18, 2024, the Company consolidated its common shares on the basis of 4:1. All common shares, options, DSUs , RSUs and value per share amounts in the consolidated financial statements have been updated retrospectively to reflect the share consolidation.
Activity during the year ended December 31, 2024
On November 29, 2024, the Company closed an initial public offering (the “IPO”) of 2,000,000 of its common shares, at a price of $15.00 per share, for gross proceeds of $30,000,000. In connection with the IPO, the Company paid $2,020,095 in share issue costs and issued 100,000 broker warrants with exercise prices of $19.50. The grant date fair value of the broker warrants of $519,100 was estimated using the using the Black Scholes option pricing model with the following assumptions: expected dividend yield of 0%; expected volatility based on the historical volatility of comparable companies of 75.01%; risk-free interest rate of 3.23%, a stock price of $15.00 and an expected life of 2 years.

(b)	Issued
During the year ended December 31, 2024, 173,958 DSUs with a grant date fair value of $2,733,328 and 31,875 RSUs with a grant date fair value of $460,225 were exercised.
During the year ended December 31, 2024, 489,166 options with weighted average exercise prices of $4.21 were exercised for gross proceeds of $2,057,500.
During the year ended December 31, 2024, 122,437 warrants with weighted average exercise prices of $13.19 were exercised for gross proceeds of $1,614,750.
Activity during the year ended December 31, 2023
During the year ended December 31, 2023, 25,000 DSUs with a grant date fair value of $400,000 were exercised.
During the year ended December 31, 2023, 330,750 options with weighted average exercise prices of $7.55, were exercised for gross proceeds of $2,497,500.
Activity during the year ended December 31, 2022
On December 21, 2022, 166,667 DSUs with a grant date fair value of $1,666,668 were exercised.
On January 28, 2022, February 2, 2022, March 24, 2022, April 8, 2022, May 11, 2022, June 22, 2022, July 22, 2022, August 8, 2022, and August 31, 2022, the Company closed portions of a Reg A Offering issuing 467,462 common shares of the Company at a purchase price of $16.00 per share for gross proceeds of $7,479,444.
During the year ended December 31, 2022, the Company paid share issue costs of $689,606 in connection with the offerings.